4. Depreciation, Bad Debt and Other Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Depreciation And Bad Debt Provision Details Abstract
Depreciation of property and equipment	$ 3,508	$ 3,574	$ 3,229
Bad debt and other provisions	39,340	63,954	0
Total depreciation, bad debt and other provisions	$ 42,848	$ 67,528	$ 3,229

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)